Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 4,274	[1]	$ 4,220	$ 3,936
Non-interest income	3,330		3,228	3,152
Total revenue	7,604	[1]	7,448	7,088
Provision for credit losses	688		590	544
Non-interest expenses	4,171	[1]	4,064	3,498
Provision for income taxes	498	[1]	523	709
Net income	2,247	[1]	2,271	2,337
Net income attributable to non-controlling interests in subsidiaries	111	[1]	92	58
Net income attributable to equity holders of the Bank	2,136	[1]	2,179	2,279
Average assets	1,033,000		971,000	934,000
Average liabilities	964,000		904,000	873,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,036		2,029	1,939
Non-interest income	1,379		1,414	1,364
Total revenue	3,415		3,443	3,303
Provision for credit losses	233		198	210
Non-interest expenses	1,730		1,747	1,605
Provision for income taxes	379		383	386
Net income	1,073		1,115	1,102
Net income attributable to equity holders of the Bank	1,073		1,115	1,102
Average assets	356,000		349,000	335,000
Average liabilities	274,000		263,000	248,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,080		2,030	1,707
Non-interest income	1,251		1,104	997
Total revenue	3,331		3,134	2,704
Provision for credit losses	470		412	344
Non-interest expenses	1,742		1,721	1,442
Provision for income taxes	226		197	193
Net income	893		804	725
Net income attributable to non-controlling interests in subsidiaries	111		92	58
Net income attributable to equity holders of the Bank	782		712	667
Average assets	197,000		193,000	153,000
Average liabilities	154,000		153,000	117,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	372		337	390
Non-interest income	703		736	800
Total revenue	1,075		1,073	1,190
Provision for credit losses	(16)		(20)	(9)
Non-interest expenses	645		553	572
Provision for income taxes	111		124	173
Net income	335		416	454
Net income attributable to equity holders of the Bank	335		416	454
Average assets	364,000		318,000	334,000
Average liabilities	297,000		259,000	274,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(214)		(176)	(100)
Non-interest income	(3)		(26)	(9)
Total revenue	(217)		(202)	(109)
Provision for credit losses	1			(1)
Non-interest expenses	54		43	(121)
Provision for income taxes	(218)		(181)	(43)
Net income	(54)		(64)	56
Net income attributable to equity holders of the Bank	(54)		(64)	56
Average assets	116,000		111,000	112,000
Average liabilities	$ 239,000		$ 229,000	$ 234,000

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).